CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Global Payments Shareholders’ Equity	Number of Shares	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Nonredeemable Noncontrolling Interests	Total Equity
Balance at beginning of period (in shares) at Dec. 31, 2021			284,750,000
Balance at beginning of period at Dec. 31, 2021	$ 25,869,417	$ 25,628,201		$ 22,880,261	$ 2,982,122	$ (234,182)	$ 241,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	143,313	111,493			111,493		31,820
Other comprehensive income (loss)	(185,088)	(171,787)				(171,787)	(13,301)
Stock issued under share-based compensation plans (in shares)			1,883,000
Stock issued under share-based compensation plans	44,127	44,127		44,127
Common stock repurchased - share-based compensation plans (in shares)			(285,000)
Common stock repurchased - share-based compensation plans	(38,423)	(38,423)		(38,423)
Share-based compensation expense	$ 163,261	163,261		163,261
Repurchase of common stock (in shares)	(23,266,000)		(23,266,000)
Repurchases of common stock	$ (2,929,814)	(2,929,814)		(2,841,534)	(88,280)
Distributions to noncontrolling interests	(23,031)						(23,031)
Purchase of capped calls related to issuance of convertible notes, net of taxes	(229,597)	(229,597)		(229,597)
Cash dividends declared	(273,955)	(273,955)			(273,955)
Balance at end of period (in shares) at Dec. 31, 2022			263,082,000
Balance at end of period at Dec. 31, 2022	22,540,210	22,303,506		19,978,095	2,731,380	(405,969)	236,704	$ 22,540,210
Ending balance at Dec. 31, 2022	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,028,823	986,233			986,233		41,104	1,027,337
Other comprehensive income (loss)	$ 197,441	147,044				147,044	8,745	155,789
Stock issued under share-based compensation plans (in shares)			1,733,000
Stock issued under share-based compensation plans		60,345		60,345				60,345
Common stock repurchased - share-based compensation plans (in shares)			(367,000)
Common stock repurchased - share-based compensation plans		(41,011)		(41,011)				(41,011)
Share-based compensation expense		208,994		208,994				208,994
Share-based awards granted in connection with a business combination		2,484		2,484				2,484
Repurchase of common stock (in shares)	(4,065,000)		(4,065,000)
Repurchases of common stock	$ (413,667)	(413,667)		(413,667)				(413,667)
Distributions to noncontrolling interests							(26,705)	(26,705)
Purchase of subsidiary shares from noncontrolling interest		5,713		5,713			20,492	26,205
Cash dividends declared		(260,431)			(260,431)			(260,431)
Balance at end of period (in shares) at Dec. 31, 2023			260,383,000
Balance at end of period at Dec. 31, 2023	23,279,550	22,999,210		19,800,953	3,457,182	(258,925)	280,340	23,279,550
Redeemable Noncontrolling Interests
Net income	1,486
Other comprehensive loss	41,652
Redeemable noncontrolling interests acquired in a business combination	471,119
Distributions to noncontrolling interests	(6,292)
Ending balance at Dec. 31, 2023	507,965
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	323,062	313,307			313,307		7,693	321,000
Other comprehensive income (loss)	$ (61,600)	(38,513)				(38,513)	(15,001)	(53,514)
Stock issued under share-based compensation plans (in shares)			1,132,000
Stock issued under share-based compensation plans		11,031		11,031				11,031
Common stock repurchased - share-based compensation plans (in shares)			(322,000)
Common stock repurchased - share-based compensation plans		(42,663)		(42,663)				(42,663)
Share-based compensation expense		40,117		40,117				40,117
Repurchase of common stock (in shares)	(6,061,999)		(6,062,000)
Repurchases of common stock	$ (808,400)	(808,365)		(808,365)				(808,365)
Distributions to noncontrolling interests							(4,748)	(4,748)
Reclassification of redeemable noncontrolling interest to nonredeemable noncontrolling interest							358,872	358,872
Purchase of capped calls related to issuance of convertible notes, net of taxes		(194,677)		(194,677)				(194,677)
Cash dividends declared		(63,616)			(63,616)			(63,616)
Balance at end of period (in shares) at Mar. 31, 2024			255,131,000
Balance at end of period at Mar. 31, 2024		22,215,831		18,806,396	3,706,873	(297,438)	627,245	22,843,076
Redeemable Noncontrolling Interests
Net income	2,062
Other comprehensive loss	(8,086)
Ending balance at Mar. 31, 2024	143,069
Balance at beginning of period (in shares) at Dec. 31, 2023			260,383,000
Balance at beginning of period at Dec. 31, 2023	23,279,550	22,999,210		19,800,953	3,457,182	(258,925)	280,340	23,279,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,644,153	1,570,365			1,570,365		51,381	1,621,746
Other comprehensive income (loss)	$ (409,274)	(354,806)				(354,806)	(39,636)	(394,442)
Stock issued under share-based compensation plans (in shares)			1,508,000
Stock issued under share-based compensation plans		43,009		43,009				43,009
Common stock repurchased - share-based compensation plans (in shares)			(452,000)
Common stock repurchased - share-based compensation plans		(57,092)		(57,092)				(57,092)
Share-based compensation expense		164,244		164,244				164,244
Repurchase of common stock (in shares)	(12,730,000)		(12,730,000)
Repurchases of common stock	$ (1,565,688)	(1,565,688)		(1,565,688)				(1,565,688)
Distributions to noncontrolling interests							(38,086)	(38,086)
Contributions from noncontrolling interests							89	89
Purchase of subsidiary shares from noncontrolling interest		(71,068)		(71,807)		739	(37,702)	(108,770)
Reclassification of redeemable noncontrolling interest to nonredeemable noncontrolling interest							358,872	358,872
Purchase of capped calls related to issuance of convertible notes, net of taxes		(194,677)		(194,677)				(194,677)
Cash dividends declared		(252,811)			(252,811)			(252,811)
Balance at end of period (in shares) at Dec. 31, 2024			248,709,000
Balance at end of period at Dec. 31, 2024	22,855,944	22,280,686		18,118,942	4,774,736	(612,992)	575,258	22,855,944
Beginning balance at Dec. 31, 2023	507,965
Redeemable Noncontrolling Interests
Net income	22,407
Other comprehensive loss	(14,832)
Contributions from noncontrolling interests	3,955
Reclassification of redeemable noncontrolling interest to nonredeemable noncontrolling interest	(358,872)
Ending balance at Dec. 31, 2024	160,623
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	312,772	305,734			305,734		8,224	313,958
Other comprehensive income (loss)	$ 206,984	163,346				163,346	36,284	199,630
Stock issued under share-based compensation plans (in shares)			1,229,000
Stock issued under share-based compensation plans		6,340		6,340				6,340
Common stock repurchased - share-based compensation plans (in shares)			(358,000)
Common stock repurchased - share-based compensation plans		(37,342)		(37,342)				(37,342)
Share-based compensation expense		39,740		39,740				39,740
Repurchase of common stock (in shares)	(4,218,350)		(4,218,000)
Repurchases of common stock	$ (449,000)	(449,037)		(449,037)				(449,037)
Distributions to noncontrolling interests							(10,327)	(10,327)
Cash dividends declared		(61,124)			(61,124)			(61,124)
Balance at end of period (in shares) at Mar. 31, 2025			245,362,000
Balance at end of period at Mar. 31, 2025	22,857,782	$ 22,248,343		$ 17,678,643	$ 5,019,346	$ (449,646)	$ 609,439	$ 22,857,782
Redeemable Noncontrolling Interests
Net income	(1,186)
Other comprehensive loss	7,354
Ending balance at Mar. 31, 2025	$ 166,791